Stock-based Compensation (Summary of Stock Acquisition Rights Transactions) (Detail) - MUFG, BTMU, MUTB, MUSHD and MUMSS Stock Acquisition Rights [Member] ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥) ¥ / shares shares
Stock-based Compensation [Line Items]
Number of shares, Outstanding, Beginning of fiscal year | shares	19,170,400
Number of shares, Outstanding, Granted | shares	2,058,600
Number of shares, Outstanding, Exercised | shares	(3,702,800)
Number of shares, Outstanding, Forfeited or Expired | shares	(50,100)
Number of shares, Outstanding, End of fiscal year | shares	17,476,100
Number of shares, Exercisable, End of fiscal year | shares
Weighted-average exercise price, Outstanding, Beginning of fiscal year | ¥ / shares	¥ 1
Weighted-average exercise price, Outstanding, Granted | ¥ / shares	1
Weighted-average exercise price, Outstanding, Exercised | ¥ / shares	1
Weighted-average exercise price, Outstanding, Forfeited or Expired | ¥ / shares	1
Weighted-average exercise price, Outstanding, End of fiscal year | ¥ / shares	1
Weighted-average exercise price, Exercisable, End of fiscal year | ¥ / shares
Weighted-average remaining contractual term, Outstanding, in years, End of fiscal year	26 years 3 months 7 days
Weighted-average remaining contractual term, Exercisable, in years, End of fiscal year
Aggregate intrinsic value, Outstanding, End of fiscal year | ¥	¥ 9,096
Aggregate intrinsic value, Exercisable, End of fiscal year | ¥